Discontinued Operations - Sale of Infusionz to Bloomios (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Oct. 28, 2022
Acounts receivable balance	$ 760,729	$ 606,885	$ 1,125,394
Income from discontinued operations		$ 1,164,184	(1,370,124)
Interest rate	8.50%
Discontinued Operations [Member]
Maturity date		October 26, 2024
Acounts receivable balance		$ 845,443
Income from discontinued operations		$ 71,976	$ (338,418)
Original principal amount				$ 5,000,000
Series D Convertible Preferred Stock				8,500,000
Series D Convertible Preferred Stocks		85,000
Senior secured convertible debenture		$ 4,500,000		4,500,000
Convertible secured subordinate promissory note percentage		8.50%
Convertible secured subordinate promissory note conversion price per share		$ 5.00
Convertible secured subordinate promissory note annual percentage		40.00%
Interest rate		10.00%
Reserve		$ 1,179,498
Original principal amount, after OID				779,117
Common stock purchase warrant				2,853,910
Common stock				8,500,000
Convertible preferred stock description		stated value per share of $100 and we are to receive dividends equal to 8.5% per year on a monthly basis, 30 days in arrears
Valuation allowance				8,500,000
Unpaid interest				35,385
Accrued interest				$ 449,484